SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Millions	Jun. 28, 2022 USD ($)	Jun. 27, 2022 USD ($) $ / shares	Jun. 23, 2022 USD ($)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Jun. 23, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 CNY (¥)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity							$ 4,400,000	¥ 28.0	$ 4,400,000	¥ 28.0
Options exercisable price							$ 0.01
Subsequent Event [Member] | Xian App Chem Bio Tech [Member]
Subsequent Event [Line Items]
Variable interest entity ownership percentage			100.00%
Subsequent Event [Member] | Mr. Guzy [Member]
Subsequent Event [Line Items]
Granted worth of options | $	$ 20,000	$ 50,000
Options exercisable price		$ 0.01
Subsequent Event [Member] | Beijing Bank [Member]
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity			$ 900,000			¥ 6.0
Line of credit, Interest rate			5.22%			5.22%
Line of credit, maturity date			Jun. 22, 2023
Subsequent Event [Member] | Tianjin YHX [Member] | China Construction Bank [Member]
Subsequent Event [Line Items]
Proceeds from loans				$ 157,652	¥ 1.0
Debt instrument, maturity date				May 18, 2023	May 18, 2023
Debt instrument, interest rate, percentage				3.96%	3.96%